LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER ORDINARY SHARE

NOTE 10 – LOSS PER ORDINARY SHARE

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the year. The weighted average number of shares of Common Stock used in computing basic and diluted loss per ordinary share for the years ended December 31, 2021 and 2020, are as follows:

	Year ended December 31
	2022	2021
	Number of shares

Weighted average number of shares of Common Stock outstanding attributable to ordinary shareholders	942,963,225	942,568,006
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	30,884,971	15,672,670

(*)	The effect of the inclusion of options and convertible loans in 2022 and 2021 is anti-dilutive.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS